Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
FIRST QUARTER REPORT
January 31, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Research Enhanced Core ETF | 2025
Common Stocks 96 .7%
Issuer Shares Value ($)
Communication Services  9.8%
Diversified Telecommunication Services 0.7%
AT&T, Inc. 295,362 7,008,940
Verizon Communications, Inc. 173,274 6,825,263
Total 13,834,203
Entertainment 0.3%
Electronic Arts, Inc. 11,621 1,428,337
Madison Square Garden Sports Corp.
(a)
655 144,015
Playtika Holding Corp. 3,286 23,560
Spotify Technology SA
(a)
6,025 3,305,014
Total 4,900,926
Interactive Media & Services 8.6%
Alphabet, Inc. Class A 237,099 48,372,938
Alphabet, Inc. Class C 209,568 43,087,181
Meta Platforms, Inc. Class A 92,503 63,751,217
Pinterest, Inc. Class A
(a)
26,030 857,949
Total 156,069,285
Media 0.2%
Fox Corp. Class A 9,442 483,242
Fox Corp. Class B 5,466 265,648
New York Times Co. (The) Class A 6,593 358,000
News Corp. Class A 16,059 451,579
News Corp. Class B 4,710 149,071
Nexstar Media Group, Inc. 1,387 212,516
Trade Desk, Inc. (The) Class A
(a)
18,517 2,197,598
Total 4,117,654
Total Communication Services 178,922,068
Consumer Discretionary  9.0%
Automobile Components 0.0%
BorgWarner, Inc. 14,493 462,327
Lear Corp. 3,699 348,039
Total 810,366
Automobiles 0.3%
Ford Motor Co. 244,311 2,462,655
General Motors Co. 68,911 3,408,338
Total 5,870,993
Broadline Retail 4.9%
Amazon.com, Inc.
(a)
372,541 88,545,545
Dillard's, Inc. Class A 177 82,855
Etsy, Inc.
(a)
7,353 403,753
Nordstrom, Inc. 6,153 148,903
Total 89,181,056
Diversified Consumer Services 0.1%
ADT, Inc. 18,521 142,241
Bright Horizons Family Solutions, Inc.
(a)
3,717 455,704
H&R Block, Inc. 8,677 479,925
Total 1,077,870
Hotels, Restaurants & Leisure 1.4%
Aramark 16,502 642,093
Booking Holdings, Inc. 2,133 10,105,215
Boyd Gaming Corp. 4,275 327,679
Carnival Corp.
(a)
63,724 1,763,243
DoorDash, Inc. Class A
(a)
21,811 4,118,571
Expedia Group, Inc.
(a)
8,179 1,398,200
Hilton Worldwide Holdings, Inc. 15,654 4,008,520
Hyatt Hotels Corp. Class A 2,663 421,366
Norwegian Cruise Line Holdings Ltd.
(a)
27,190 770,837
Texas Roadhouse, Inc. 4,249 769,494
Travel + Leisure Co. 4,214 229,073
Wendy's Co. (The) 10,804 160,223
Total 24,714,514
Common Stocks (continued)
Issuer Shares Value ($)
Household Durables 0.5%
DR Horton, Inc. 18,845 2,674,106
Lennar Corp. Class A 15,050 1,975,162
Lennar Corp. Class B 617 77,612
Mohawk Industries, Inc.
(a)
3,448 421,690
NVR, Inc.
(a)
179 1,434,896
PulteGroup, Inc. 13,082 1,488,470
Toll Brothers, Inc. 6,676 906,668
TopBuild Corp.
(a)
2,094 717,572
Total 9,696,176
Specialty Retail 1.2%
Carvana Co.
(a)
6,709 1,660,343
Gap, Inc. (The) 12,863 309,612
Lowe's Cos., Inc. 36,407 9,467,276
Murphy USA, Inc. 1,269 638,193
TJX Cos., Inc. (The) 71,620 8,937,460
Williams-Sonoma, Inc. 7,777 1,643,825
Total 22,656,709
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.
(a)
7,379 182,852
Columbia Sportswear Co. 2,071 182,869
Crocs, Inc.
(a)
3,801 387,968
Deckers Outdoor Corp.
(a)
9,481 1,681,550
NIKE, Inc. Class B 76,229 5,862,010
PVH Corp. 3,574 320,231
Ralph Lauren Corp. 2,437 608,519
Tapestry, Inc. 14,079 1,026,922
Total 10,252,921
Total Consumer Discretionary 164,260,605
Consumer Staples  5.3%
Beverages 0.1%
Coca-Cola Consolidated, Inc. 807 1,103,669
Molson Coors Beverage Co. Class B 24,192 1,324,512
Total 2,428,181
Consumer Staples Distribution 1.1%
Albertsons Cos., Inc. Class A 53,529 1,073,257
Kroger Co. (The) 89,946 5,544,272
Maplebear, Inc.
(a)
23,369 1,128,255
Target Corp. 64,066 8,835,342
US Foods Holding Corp.
(a)
31,439 2,229,968
Total 18,811,094
Food Products 1.0%
Archer-Daniels-Midland Co. 65,976 3,379,950
Bunge Global SA 19,907 1,515,520
Conagra Brands, Inc. 64,153 1,660,921
General Mills, Inc. 75,291 4,528,001
Ingredion, Inc. 8,881 1,211,724
Kraft Heinz Co. (The) 120,426 3,593,512
Pilgrim's Pride Corp.
(a)
5,727 266,534
Tyson Foods, Inc. Class A 39,387 2,224,972
Total 18,381,134
Household Products 0.9%
Colgate-Palmolive Co. 110,677 9,595,696
Kimberly-Clark Corp. 45,759 5,947,297
Reynolds Consumer Products, Inc. 7,476 206,412
Spectrum Brands Holdings, Inc. 3,792 320,652
Total 16,070,057
Tobacco 2.2%
Altria Group, Inc. 234,915 12,269,610
Philip Morris International, Inc. 213,543 27,803,299
Total 40,072,909
Total Consumer Staples 95,763,375

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2025 (Unaudited)
Columbia Research Enhanced Core ETF | 2025 3
Common Stocks (continued)
Issuer Shares Value ($)
Energy  3.2%
Energy Equipment & Services 0.0%
TechnipFMC PLC 24,810 745,540
Weatherford International PLC 4,387 276,162
Total 1,021,702
Oil, Gas & Consumable Fuels 3.2%
Chevron Corp. 101,726 15,176,502
Civitas Resources, Inc. 5,902 299,585
Coterra Energy, Inc. 43,101 1,194,760
EOG Resources, Inc. 33,511 4,215,349
Exxon Mobil Corp. 263,406 28,139,663
HF Sinclair Corp. 9,632 347,523
Marathon Petroleum Corp. 21,237 3,094,443
Occidental Petroleum Corp. 39,336 1,835,024
Ovintiv, Inc. 15,994 675,267
Valero Energy Corp. 19,049 2,533,517
Total 57,511,633
Total Energy 58,533,335
Financials  14.8%
Banks 6.8%
Bank of America Corp. 475,145 21,999,213
Bank OZK 7,588 385,395
Citigroup, Inc. 134,809 10,977,497
Columbia Banking System, Inc. 14,708 410,353
East West Bancorp, Inc. 9,947 1,024,243
Fifth Third Bancorp 47,565 2,107,605
First Citizens BancShares, Inc. Class A 807 1,779,185
JPMorgan Chase & Co. 201,976 53,988,185
M&T Bank Corp. 11,750 2,364,570
PNC Financial Services Group, Inc. (The) 27,882 5,602,888
Popular, Inc. 4,878 502,141
Regions Financial Corp. 64,232 1,582,676
Wells Fargo & Co. 247,221 19,481,015
Zions Bancorp NA 10,229 591,850
Total 122,796,816
Capital Markets 2.6%
Bank of New York Mellon Corp. (The) 51,721 4,444,386
BlackRock, Inc. 10,316 11,094,858
Cboe Global Markets, Inc. 7,489 1,530,227
CME Group, Inc. 24,629 5,825,251
Janus Henderson Group PLC 8,898 399,787
MarketAxess Holdings, Inc. 2,497 550,913
Moody's Corp. 11,011 5,499,334
Morgan Stanley 80,449 11,136,555
Northern Trust Corp. 13,897 1,560,494
Raymond James Financial, Inc. 13,070 2,202,034
SEI Investments Co. 6,814 589,956
State Street Corp. 20,632 2,096,624
Stifel Financial Corp. 6,870 795,889
Virtu Financial, Inc. Class A 5,742 230,025
Total 47,956,333
Consumer Finance 0.8%
American Express Co. 38,901 12,349,123
SLM Corp. 14,553 406,174
Synchrony Financial 27,430 1,892,121
Total 14,647,418
Financial Services 3.2%
Fidelity National Information Services, Inc. 39,395 3,209,511
Fiserv, Inc.
(a)
39,526 8,539,197
Jack Henry & Associates, Inc. 4,870 847,818
MGIC Investment Corp. 18,083 461,840
PayPal Holdings, Inc.
(a)
70,855 6,276,336
Common Stocks (continued)
Issuer Shares Value ($)
Visa, Inc. Class A 108,789 37,184,080
Voya Financial, Inc. 7,024 498,634
Western Union Co. (The) 23,800 245,616
Total 57,263,032
Insurance 1.4%
Allstate Corp. (The) 18,013 3,464,440
Assurant, Inc. 3,661 787,811
Axis Capital Holdings Ltd. 5,450 496,059
Brighthouse Financial, Inc.
(a)
4,230 261,033
CNA Financial Corp. 1,583 77,662
Everest Group Ltd. 2,850 990,404
Globe Life, Inc. 6,138 749,388
Hartford Financial Services Group, Inc.
(The) 20,440 2,280,082
Marsh & McLennan Cos., Inc. 34,189 7,414,910
MetLife, Inc. 39,423 3,410,484
Prudential Financial, Inc. 24,808 2,995,814
Reinsurance Group of America, Inc. 4,456 1,015,344
RenaissanceRe Holdings Ltd. 3,662 851,708
Unum Group 12,600 960,750
Total 25,755,889
Total Financials 268,419,488
Health Care  10.4%
Biotechnology 1.8%
AbbVie, Inc. 57,497 10,573,698
Alnylam Pharmaceuticals, Inc.
(a)
4,202 1,140,045
Amgen, Inc. 17,615 5,027,673
Apellis Pharmaceuticals, Inc.
(a)
3,542 102,753
Biogen, Inc.
(a)
4,815 693,023
BioMarin Pharmaceutical, Inc.
(a)
6,096 386,243
Exact Sciences Corp.
(a)
6,079 340,728
Exelixis, Inc.
(a)
9,464 313,732
Gilead Sciences, Inc. 40,577 3,944,084
GRAIL, Inc.
(a)
680 20,590
Incyte Corp.
(a)
5,526 409,808
Ionis Pharmaceuticals, Inc.
(a)
5,363 171,080
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
315 243
Moderna, Inc.
(a)
10,622 418,719
Natera, Inc.
(a)
3,725 659,027
Neurocrine Biosciences, Inc.
(a)
3,374 512,241
Regeneron Pharmaceuticals, Inc.
(a)
3,640 2,449,647
Roivant Sciences Ltd.
(a)
14,078 156,688
Sarepta Therapeutics, Inc.
(a)
2,833 322,169
Ultragenyx Pharmaceutical, Inc.
(a)
3,248 139,761
United Therapeutics Corp.
(a)
1,500 526,755
Vertex Pharmaceuticals, Inc.
(a)
8,395 3,875,804
Viking Therapeutics, Inc.
(a)
3,627 118,784
Total 32,303,295
Health Care Equipment & Supplies 2.8%
Baxter International, Inc. 93,488 3,043,969
DENTSPLY SIRONA, Inc. 36,815 727,464
Envista Holdings Corp.
(a)
32,499 666,880
GE HealthCare Technologies, Inc. 83,265 7,352,300
Globus Medical, Inc. Class A
(a)
20,230 1,875,726
Hologic, Inc.
(a)
42,186 3,043,298
Medtronic PLC 231,542 21,028,644
ResMed, Inc. 26,822 6,334,820
Solventum Corp.
(a)
25,107 1,859,424
Teleflex, Inc. 8,546 1,540,331
Zimmer Biomet Holdings, Inc. 36,748 4,023,171
Total 51,496,027

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2025 (Unaudited)
4 Columbia Research Enhanced Core ETF | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Health Care Providers & Services 2.5%
Amedisys, Inc.
(a)
5,790 535,575
Cardinal Health, Inc. 43,375 5,363,752
Cencora, Inc. 29,875 7,594,524
DaVita, Inc.
(a)
9,059 1,596,196
HCA Healthcare, Inc. 34,080 11,243,333
McKesson Corp. 23,185 13,789,279
Premier, Inc. Class A 18,613 421,770
Tenet Healthcare Corp.
(a)
17,603 2,480,087
Universal Health Services, Inc. Class B 10,511 1,981,954
Total 45,006,470
Life Sciences Tools & Services 0.3%
Charles River Laboratories International,
Inc.
(a)
9,426 1,553,028
Fortrea Holdings, Inc.
(a)
15,700 263,917
QIAGEN NV
(a)
39,629 1,769,039
Revvity, Inc. 22,231 2,803,996
Total 6,389,980
Pharmaceuticals 3.0%
Bristol-Myers Squibb Co. 369,768 21,797,824
Elanco Animal Health, Inc.
(a)
91,517 1,100,949
Jazz Pharmaceuticals PLC
(a)
10,748 1,336,729
Organon & Co. 47,255 735,288
Pfizer, Inc. 1,002,825 26,594,919
Viatris, Inc. 214,891 2,423,970
Total 53,989,679
Total Health Care 189,185,451
Industrials  9.1%
Aerospace & Defense 1.3%
Curtiss-Wright Corp. 3,270 1,134,494
Lockheed Martin Corp. 17,782 8,232,177
RTX Corp. 107,063 13,805,774
Total 23,172,445
Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc. 11,733 1,332,634
FedEx Corp. 18,265 4,837,851
United Parcel Service, Inc. Class B 59,379 6,782,863
Total 12,953,348
Building Products 1.0%
A O Smith Corp. 9,870 664,251
Allegion PLC 7,310 970,256
Builders FirstSource, Inc.
(a)
10,102 1,689,863
Carlisle Cos., Inc. 3,842 1,496,305
Hayward Holdings, Inc.
(a)
11,674 175,810
Johnson Controls International PLC 55,088 4,296,864
Masco Corp. 18,060 1,431,797
Owens Corning 7,394 1,364,563
Trane Technologies PLC 18,424 6,683,306
Total 18,773,015
Commercial Services & Supplies 0.3%
Cintas Corp. 28,135 5,643,037
Vestis Corp. 10,848 151,655
Total 5,794,692
Construction & Engineering 0.3%
AECOM 11,017 1,161,632
Comfort Systems USA, Inc. 2,793 1,219,843
EMCOR Group, Inc. 3,831 1,716,518
Everus Construction Group, Inc.
(a)
4,097 281,915
MasTec, Inc.
(a)
4,944 717,325
Valmont Industries, Inc. 1,686 559,347
Total 5,656,580
Common Stocks (continued)
Issuer Shares Value ($)
Electrical Equipment 0.5%
Acuity Brands, Inc. 2,475 822,665
Emerson Electric Co. 46,668 6,064,507
Generac Holdings, Inc.
(a)
4,795 716,037
nVent Electric PLC 13,557 882,425
Total 8,485,634
Ground Transportation 1.6%
CSX Corp. 160,354 5,270,836
Lyft, Inc. Class A
(a)
32,035 433,754
Ryder System, Inc. 3,518 560,804
Uber Technologies, Inc.
(a)
166,508 11,131,060
Union Pacific Corp. 49,281 12,211,339
Total 29,607,793
Machinery 1.6%
Allison Transmission Holdings, Inc. 6,853 805,502
Caterpillar, Inc. 40,641 15,095,693
Dover Corp. 11,008 2,242,109
Flowserve Corp. 10,719 671,224
Fortive Corp. 29,038 2,361,660
Middleby Corp. (The)
(a)
4,451 761,744
Pentair PLC 13,742 1,424,770
Snap-on, Inc. 4,193 1,489,144
Stanley Black & Decker, Inc. 12,581 1,108,009
Westinghouse Air Brake Technologies Corp. 14,478 3,010,266
Total 28,970,121
Marine Transportation 0.0%
Kirby Corp.
(a)
4,638 506,238
Passenger Airlines 0.4%
Delta Air Lines, Inc. 53,867 3,623,633
United Airlines Holdings, Inc.
(a)
27,788 2,941,082
Total 6,564,715
Professional Services 1.3%
Automatic Data Processing, Inc. 33,967 10,292,341
Booz Allen Hamilton Holding Corp. 10,399 1,341,471
Broadridge Financial Solutions, Inc. 9,681 2,306,208
Dun & Bradstreet Holdings, Inc. 24,652 303,220
FTI Consulting, Inc.
(a)
2,743 535,845
Genpact Ltd. 14,389 700,600
KBR, Inc. 10,850 590,457
Leidos Holdings, Inc. 10,871 1,544,008
Paychex, Inc. 26,226 3,872,793
Science Applications International Corp. 4,154 449,795
SS&C Technologies Holdings, Inc. 17,705 1,433,220
Total 23,369,958
Trading Companies & Distributors 0.1%
Core & Main, Inc. Class A
(a)
15,975 901,629
MSC Industrial Direct Co., Inc. Class A 3,800 305,558
WESCO International, Inc. 3,702 684,870
Total 1,892,057
Total Industrials 165,746,596
Information Technology  28.4%
Communications Equipment 1.1%
Arista Networks, Inc.
(a)
42,559 4,904,073
Cisco Systems, Inc. 175,263 10,620,938
F5, Inc.
(a)
2,442 725,909
Motorola Solutions, Inc. 7,377 3,461,657
Ubiquiti, Inc. 153 61,742
Total 19,774,319
Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc.
(a)
2,302 268,298
Zebra Technologies Corp. Class A
(a)
2,187 857,173
Total 1,125,471

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2025 (Unaudited)
Columbia Research Enhanced Core ETF | 2025 5
Common Stocks (continued)
Issuer Shares Value ($)
IT Services 0.2%
DXC Technology Co.
(a)
7,812 169,677
EPAM Systems, Inc.
(a)
2,418 614,075
GoDaddy, Inc. Class A
(a)
6,146 1,306,947
Okta, Inc.
(a)
6,999 659,446
VeriSign, Inc.
(a)
3,755 807,325
Total 3,557,470
Semiconductors & Semiconductor Equipment 8.2%
Allegro MicroSystems, Inc.
(a)
5,414 130,423
Applied Materials, Inc. 36,370 6,559,330
Cirrus Logic, Inc.
(a)
2,282 229,204
Lam Research Corp. 57,821 4,686,392
MKS Instruments, Inc. 2,789 315,938
Monolithic Power Systems, Inc. 2,075 1,322,543
NVIDIA Corp. 1,049,579 126,022,951
Qorvo, Inc.
(a)
4,062 337,065
QUALCOMM, Inc. 48,724 8,425,841
Skyworks Solutions, Inc. 6,723 596,733
Universal Display Corp. 1,999 299,690
Total 148,926,110
Software 10.5%
Appfolio, Inc. Class A
(a)
845 197,654
Autodesk, Inc.
(a)
9,526 2,965,825
BILL Holdings, Inc.
(a)
4,466 432,175
Crowdstrike Holdings, Inc. Class A
(a)
9,747 3,879,988
DocuSign, Inc.
(a)
8,714 842,905
Dropbox, Inc. Class A
(a)
10,463 336,386
Fortinet, Inc.
(a)
27,197 2,743,633
Gen Digital, Inc. 23,386 629,317
Intuit, Inc. 12,086 7,269,850
Manhattan Associates, Inc.
(a)
2,580 538,162
Microsoft Corp. 322,750 133,960,615
Nutanix, Inc. Class A
(a)
10,280 706,904
Palantir Technologies, Inc. Class A
(a)
82,727 6,824,150
Palo Alto Networks, Inc.
(a)
26,921 4,964,771
Pegasystems, Inc. 1,966 212,898
Salesforce, Inc. 40,636 13,885,321
ServiceNow, Inc.
(a)
9,052 9,218,376
Uipath, Inc. Class A
(a)
20,098 285,794
Zoom Communications, Inc.
(a)
11,843 1,029,630
Zscaler, Inc.
(a)
4,135 837,710
Total 191,762,064
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc. 624,152 147,299,872
Hewlett Packard Enterprise Co. 56,120 1,189,183
HP, Inc. 42,348 1,376,310
NetApp, Inc. 8,845 1,079,974
Total 150,945,339
Total Information Technology 516,090,773
Materials  2.3%
Chemicals 0.9%
Ashland, Inc. 6,598 418,907
CF Industries Holdings, Inc. 24,415 2,251,307
Eastman Chemical Co. 15,799 1,574,371
FMC Corp. 17,619 982,788
LyondellBasell Industries NV Class A 35,032 2,651,923
Mosaic Co. (The) 42,673 1,190,150
NewMarket Corp. 766 381,483
Olin Corp. 16,039 469,782
PPG Industries, Inc. 30,758 3,548,858
RPM International, Inc. 16,987 2,150,554
Common Stocks (continued)
Issuer Shares Value ($)
Scotts Miracle-Gro Co. (The) 5,625 399,150
Total 16,019,273
Construction Materials 0.6%
CRH PLC 92,264 9,136,904
Eagle Materials, Inc. 4,458 1,144,547
Total 10,281,451
Containers & Packaging 0.2%
Crown Holdings, Inc. 15,698 1,379,226
Packaging Corp. of America 11,908 2,532,355
Total 3,911,581
Metals & Mining 0.5%
Nucor Corp. 35,254 4,527,671
Reliance, Inc. 8,011 2,319,184
Steel Dynamics, Inc. 21,743 2,787,453
Total 9,634,308
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 8,814 1,030,974
Total Materials 40,877,587
Real Estate  2.3%
Diversified REITs 0.1%
WP Carey, Inc. 23,721 1,326,241
Health Care REITs 0.1%
Healthpeak Properties, Inc. 79,921 1,651,168
Omega Healthcare Investors, Inc. 27,202 1,008,106
Total 2,659,274
Industrial REITs 0.0%
STAG Industrial, Inc. 20,302 693,922
Office REITs 0.1%
Cousins Properties, Inc. 16,626 507,592
Highwoods Properties, Inc. 11,609 345,832
Kilroy Realty Corp. 12,732 496,803
Total 1,350,227
Real Estate Management & Development 0.5%
CBRE Group, Inc. Class A
(a)
34,331 4,969,069
Jones Lang LaSalle, Inc.
(a)
5,516 1,559,925
Zillow Group, Inc. Class A
(a)
5,489 434,729
Zillow Group, Inc. Class C
(a)
18,180 1,494,759
Total 8,458,482
Residential REITs 0.3%
American Homes 4 Rent Class A 38,222 1,323,628
Camden Property Trust 11,680 1,328,133
Essex Property Trust, Inc. 6,955 1,979,184
Total 4,630,945
Retail REITs 0.4%
Brixmor Property Group, Inc. 33,538 874,000
NNN REIT, Inc. 20,238 797,175
Simon Property Group, Inc. 35,465 6,165,945
Total 7,837,120
Specialized REITs 0.8%
American Tower Corp. 52,904 9,784,595
EPR Properties 8,238 379,772
Gaming and Leisure Properties, Inc. 28,811 1,394,164
Lamar Advertising Co. Class A 9,854 1,245,743
Millrose Properties, Inc. Class A
(a)
7,501 82,961
Rayonier, Inc. 526 13,750
SBA Communications Corp. 12,129 2,396,205
Total 15,297,190
Total Real Estate 42,253,401
Utilities  2.1%
Electric Utilities 1.3%
American Electric Power Co., Inc. 65,441 6,436,777
Edison International 46,675 2,520,450

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2025 (Unaudited)
6 Columbia Research Enhanced Core ETF | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Entergy Corp. 52,356 4,245,024
Evergy, Inc. 27,412 1,759,028
Exelon Corp. 122,704 4,908,160
PG&E Corp. 263,749 4,127,672
Total 23,997,111
Gas Utilities 0.1%
MDU Resources Group, Inc. 25,117 447,585
National Fuel Gas Co. 11,095 776,983
Total 1,224,568
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 88,665 975,315
Clearway Energy, Inc. Class A 4,293 105,307
Clearway Energy, Inc. Class C 10,270 266,301
Total 1,346,923
Multi-Utilities 0.6%
Ameren Corp. 32,728 3,082,978
Dominion Energy, Inc. 103,523 5,754,843
DTE Energy Co. 25,253 3,027,330
Total 11,865,151
Total Utilities 38,433,753
Total Common Stocks
(Cost $1,605,653,810) 1,758,486,432
Exchange-Traded Equity Funds 2 .9%
Issuer Shares Value ($)
Communication Services  0.1%
Communication Services Select Sector
SPDR Fund 26,231 2,685,530
Consumer Discreationary  2.8%
Consumer Discretionary Select Sector
SPDR Fund 108,403 25,167,924
Vanguard Consumer Discretionary ETF 63,753 24,894,909
Total 50,062,833
Total Exchange-Traded Equity Funds
(Cost $47,481,466) 52,748,363
Money Market Funds 0 .3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.242%
(e)
6,355,246 6,355,246
Total Money Market Funds
(Cost $6,355,246) 6,355,246
Total Investments in Securities
(Cost $1,659,490,522) 1,817,590,041
Other Assets & Liabilities, Net 1,299,732
Net Assets 1,818,889,773

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2025 (Unaudited)
Columbia Research Enhanced Core ETF | 2025 7
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
315
—
243
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2025, the value of these securities amounted to $243, which represents less than 0.01% of net assets.
(c) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At January 31, 2025, the total market value of these securities amounted to $243, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at January 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
8 Columbia Research Enhanced Value ETF | 2025
Common Stocks 99 .0%
Issuer Shares Value ($)
Communication Services  4.1%
Diversified Telecommunication Services 1.8%
AT&T, Inc. 25,133 596,406
Verizon Communications, Inc. 14,746 580,845
Total 1,177,251
Entertainment 1.3%
Electronic Arts, Inc. 980 120,452
Madison Square Garden Sports Corp.
(a)
61 13,412
Playtika Holding Corp. 270 1,936
Walt Disney Co. (The) 6,543 739,751
Total 875,551
Interactive Media & Services 0.1%
Match Group, Inc. 906 32,344
Media 0.9%
Comcast Corp. Class A 13,461 453,097
Fox Corp. Class A 792 40,535
Fox Corp. Class B 457 22,210
New York Times Co. (The) Class A 569 30,897
News Corp. Class A 1,360 38,243
News Corp. Class B 409 12,945
Nexstar Media Group, Inc. 68 10,419
Total 608,346
Total Communication Services 2,693,492
Consumer Discretionary  6.1%
Automobile Components 0.1%
BorgWarner, Inc. 1,535 48,966
Lear Corp. 385 36,225
Total 85,191
Automobiles 0.4%
Ford Motor Co. 25,848 260,548
Broadline Retail 0.1%
Dillard's, Inc. Class A 21 9,830
Etsy, Inc.
(a)
267 14,661
Nordstrom, Inc. 649 15,706
Total 40,197
Diversified Consumer Services 0.2%
ADT, Inc. 1,961 15,061
Bright Horizons Family Solutions, Inc.
(a)
328 40,213
H&R Block, Inc. 743 41,095
Total 96,369
Hotels, Restaurants & Leisure 1.0%
Aramark 1,745 67,898
Booking Holdings, Inc. 13 61,588
Boyd Gaming Corp. 456 34,952
Carnival Corp.
(a)
6,735 186,358
DoorDash, Inc. Class A
(a)
292 55,138
Hilton Worldwide Holdings, Inc. 800 204,856
Hyatt Hotels Corp. Class A 248 39,241
Travel + Leisure Co. 446 24,245
Wendy's Co. (The) 586 8,690
Total 682,966
Household Durables 1.1%
Lennar Corp. Class A 1,602 210,247
Lennar Corp. Class B 77 9,686
Mohawk Industries, Inc.
(a)
354 43,294
NVR, Inc.
(a)
19 152,307
PulteGroup, Inc. 1,396 158,837
Toll Brothers, Inc. 714 96,968
TopBuild Corp.
(a)
204 69,907
Total 741,246
Specialty Retail 2.4%
Carvana Co.
(a)
469 116,068
Common Stocks (continued)
Issuer Shares Value ($)
Gap, Inc. (The) 1,367 32,904
Lowe's Cos., Inc. 3,843 999,334
TJX Cos., Inc. (The) 3,093 385,975
Williams-Sonoma, Inc. 331 69,963
Total 1,604,244
Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings Ltd.
(a)
767 19,006
Columbia Sportswear Co. 219 19,338
Crocs, Inc.
(a)
324 33,071
NIKE, Inc. Class B 3,082 237,006
PVH Corp. 370 33,152
Ralph Lauren Corp. 266 66,420
Tapestry, Inc. 1,484 108,243
Total 516,236
Total Consumer Discretionary 4,026,997
Consumer Staples  7.6%
Beverages 0.2%
Coca-Cola Consolidated, Inc. 51 69,749
Molson Coors Beverage Co. Class B 1,463 80,099
Total 149,848
Consumer Staples Distribution 1.2%
Albertsons Cos., Inc. Class A 3,251 65,182
Maplebear, Inc.
(a)
1,428 68,944
Target Corp. 3,893 536,884
US Foods Holding Corp.
(a)
1,917 135,973
Total 806,983
Food Products 1.7%
Archer-Daniels-Midland Co. 4,007 205,279
Bunge Global SA 1,203 91,584
Conagra Brands, Inc. 3,899 100,945
General Mills, Inc. 4,565 274,539
Ingredion, Inc. 544 74,223
Kraft Heinz Co. (The) 7,305 217,981
Pilgrim's Pride Corp.
(a)
311 14,474
Tyson Foods, Inc. Class A 2,398 135,463
Total 1,114,488
Household Products 0.8%
Colgate-Palmolive Co. 3,023 262,094
Kimberly-Clark Corp. 1,639 213,021
Reynolds Consumer Products, Inc. 445 12,286
Spectrum Brands Holdings, Inc. 226 19,111
Total 506,512
Tobacco 3.7%
Altria Group, Inc. 14,250 744,277
Philip Morris International, Inc. 12,963 1,687,783
Total 2,432,060
Total Consumer Staples 5,009,891
Energy  6.5%
Energy Equipment & Services 0.1%
TechnipFMC PLC 1,540 46,277
Oil, Gas & Consumable Fuels 6.4%
Chevron Corp. 6,299 939,748
Civitas Resources, Inc. 265 13,452
ConocoPhillips 4,787 473,099
Coterra Energy, Inc. 2,672 74,068
EOG Resources, Inc. 2,086 262,398
Exxon Mobil Corp. 16,317 1,743,145
HF Sinclair Corp. 592 21,359
Marathon Petroleum Corp. 1,324 192,920
Occidental Petroleum Corp. 2,443 113,966
Ovintiv, Inc. 990 41,798
Phillips 66 1,538 181,284

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2025 (Unaudited)
Columbia Research Enhanced Value ETF | 2025 9
Common Stocks (continued)
Issuer Shares Value ($)
Valero Energy Corp. 1,187 157,871
Total 4,215,108
Total Energy 4,261,385
Financials  23.5%
Banks 13.1%
Bank of America Corp. 35,875 1,661,012
Bank OZK 567 28,798
Citigroup, Inc. 10,175 828,550
Columbia Banking System, Inc. 1,115 31,108
East West Bancorp, Inc. 746 76,816
Fifth Third Bancorp 3,596 159,339
First Citizens BancShares, Inc. Class A 65 143,305
JPMorgan Chase & Co. 14,397 3,848,318
M&T Bank Corp. 883 177,695
Popular, Inc. 338 34,794
Regions Financial Corp. 4,867 119,923
Wells Fargo & Co. 18,660 1,470,408
Zions Bancorp NA 773 44,726
Total 8,624,792
Capital Markets 4.6%
Bank of New York Mellon Corp. (The) 3,911 336,072
BlackRock, Inc. 781 839,965
Cboe Global Markets, Inc. 558 114,016
CME Group, Inc. 1,859 439,691
Janus Henderson Group PLC 682 30,642
MarketAxess Holdings, Inc. 195 43,023
Morgan Stanley 5,730 793,204
Raymond James Financial, Inc. 997 167,974
SEI Investments Co. 522 45,195
State Street Corp. 1,559 158,426
Stifel Financial Corp. 527 61,053
Virtu Financial, Inc. Class A 428 17,146
Total 3,046,407
Consumer Finance 1.1%
American Express Co. 1,839 583,791
SLM Corp. 1,102 30,757
Synchrony Financial 2,081 143,547
Total 758,095
Financial Services 1.9%
Fidelity National Information Services, Inc. 2,984 243,106
Fiserv, Inc.
(a)
2,041 440,938
MGIC Investment Corp. 1,360 34,734
PayPal Holdings, Inc.
(a)
5,341 473,106
Voya Financial, Inc. 541 38,406
Western Union Co. (The) 1,475 15,222
Total 1,245,512
Insurance 2.8%
Allstate Corp. (The) 1,143 219,833
Assurant, Inc. 273 58,747
Axis Capital Holdings Ltd. 403 36,681
Brighthouse Financial, Inc.
(a)
321 19,809
CNA Financial Corp. 113 5,544
Everest Group Ltd. 189 65,679
Globe Life, Inc. 465 56,772
Hartford Financial Services Group, Inc.
(The) 1,545 172,345
Marsh & McLennan Cos., Inc. 2,222 481,907
MetLife, Inc. 2,982 257,973
Prudential Financial, Inc. 1,875 226,425
Reinsurance Group of America, Inc. 340 77,472
RenaissanceRe Holdings Ltd. 273 63,494
Common Stocks (continued)
Issuer Shares Value ($)
Unum Group 954 72,743
Total 1,815,424
Total Financials 15,490,230
Health Care  14.3%
Biotechnology 2.1%
AbbVie, Inc. 2,555 469,864
Alnylam Pharmaceuticals, Inc.
(a)
35 9,496
Amgen, Inc. 302 86,197
Biogen, Inc.
(a)
387 55,701
BioMarin Pharmaceutical, Inc.
(a)
477 30,223
Exact Sciences Corp.
(a)
288 16,142
Exelixis, Inc.
(a)
120 3,978
Gilead Sciences, Inc. 3,168 307,929
GRAIL, Inc.
(a)
63 1,908
Incyte Corp.
(a)
400 29,664
Ionis Pharmaceuticals, Inc.
(a)
27 861
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
51 39
Moderna, Inc.
(a)
835 32,916
Regeneron Pharmaceuticals, Inc.
(a)
256 172,283
Roivant Sciences Ltd.
(a)
1,099 12,232
United Therapeutics Corp.
(a)
110 38,629
Vertex Pharmaceuticals, Inc.
(a)
329 151,893
Total 1,419,955
Health Care Equipment & Supplies 5.8%
Baxter International, Inc. 7,227 235,311
DENTSPLY SIRONA, Inc. 2,849 56,296
Envista Holdings Corp.
(a)
2,514 51,587
GE HealthCare Technologies, Inc. 5,833 515,054
Globus Medical, Inc. Class A
(a)
1,562 144,829
Hologic, Inc.
(a)
3,254 234,744
Medtronic PLC 17,920 1,627,495
ResMed, Inc. 1,513 357,340
Solventum Corp.
(a)
1,949 144,343
Teleflex, Inc. 667 120,220
Zimmer Biomet Holdings, Inc. 2,842 311,142
Total 3,798,361
Health Care Providers & Services 2.8%
Amedisys, Inc.
(a)
443 40,977
Cardinal Health, Inc. 1,363 168,549
HCA Healthcare, Inc. 1,986 655,201
McKesson Corp. 1,025 609,619
Premier, Inc. Class A 1,442 32,676
Tenet Healthcare Corp.
(a)
1,352 190,483
Universal Health Services, Inc. Class B 817 154,053
Total 1,851,558
Life Sciences Tools & Services 0.4%
Charles River Laboratories International,
Inc.
(a)
720 118,627
Fortrea Holdings, Inc.
(a)
1,087 18,273
QIAGEN NV
(a)
3,064 136,777
Total 273,677
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co. 28,605 1,686,265
Elanco Animal Health, Inc.
(a)
7,076 85,124
Jazz Pharmaceuticals PLC
(a)
837 104,098
Organon & Co. 3,659 56,934
Viatris, Inc. 16,627 187,552
Total 2,119,973
Total Health Care 9,463,524
Industrials  14.6%
Aerospace & Defense 2.8%
Curtiss-Wright Corp. 287 99,572

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2025 (Unaudited)
10 Columbia Research Enhanced Value ETF | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Lockheed Martin Corp. 1,096 507,393
RTX Corp. 9,775 1,260,486
Total 1,867,451
Air Freight & Logistics 0.8%
Expeditors International of Washington, Inc. 889 100,973
FedEx Corp. 1,661 439,949
Total 540,922
Building Products 2.2%
A O Smith Corp. 895 60,233
Allegion PLC 653 86,673
Builders FirstSource, Inc.
(a)
834 139,512
Carlisle Cos., Inc. 300 116,838
Hayward Holdings, Inc.
(a)
1,055 15,888
Johnson Controls International PLC 5,021 391,638
Masco Corp. 1,640 130,019
Owens Corning 663 122,357
Trane Technologies PLC 1,107 401,564
Total 1,464,722
Commercial Services & Supplies 0.1%
Cintas Corp. 129 25,874
Vestis Corp. 999 13,966
Total 39,840
Construction & Engineering 0.5%
AECOM 1,016 107,127
EMCOR Group, Inc. 209 93,644
Everus Construction Group, Inc.
(a)
375 25,804
MasTec, Inc.
(a)
465 67,467
Valmont Industries, Inc. 147 48,769
Total 342,811
Electrical Equipment 1.1%
Acuity Brands, Inc. 231 76,782
Emerson Electric Co. 4,251 552,418
Generac Holdings, Inc.
(a)
227 33,898
nVent Electric PLC 1,227 79,865
Total 742,963
Ground Transportation 1.0%
Lyft, Inc. Class A
(a)
906 12,267
Ryder System, Inc. 312 49,736
Union Pacific Corp. 2,341 580,077
Total 642,080
Machinery 3.7%
Allison Transmission Holdings, Inc. 634 74,520
Caterpillar, Inc. 3,173 1,178,579
Dover Corp. 1,016 206,939
Flowserve Corp. 985 61,681
Fortive Corp. 2,652 215,687
Middleby Corp. (The)
(a)
411 70,339
Pentair PLC 1,244 128,978
Snap-on, Inc. 384 136,378
Stanley Black & Decker, Inc. 1,150 101,280
Westinghouse Air Brake Technologies Corp. 1,322 274,870
Total 2,449,251
Marine Transportation 0.1%
Kirby Corp.
(a)
430 46,934
Passenger Airlines 0.9%
Delta Air Lines, Inc. 4,917 330,766
United Airlines Holdings, Inc.
(a)
2,520 266,717
Total 597,483
Professional Services 1.2%
Automatic Data Processing, Inc. 221 66,965
Dun & Bradstreet Holdings, Inc. 2,250 27,675
FTI Consulting, Inc.
(a)
262 51,182
Common Stocks (continued)
Issuer Shares Value ($)
Genpact Ltd. 1,313 63,930
KBR, Inc. 913 49,685
Leidos Holdings, Inc. 1,001 142,172
Paychex, Inc. 1,528 225,640
Science Applications International Corp. 380 41,146
SS&C Technologies Holdings, Inc. 1,602 129,682
Total 798,077
Trading Companies & Distributors 0.2%
Core & Main, Inc. Class A
(a)
498 28,107
MSC Industrial Direct Co., Inc. Class A 340 27,340
WESCO International, Inc. 330 61,050
Total 116,497
Total Industrials 9,649,031
Information Technology  9.3%
Communications Equipment 4.4%
Cisco Systems, Inc. 38,379 2,325,767
F5, Inc.
(a)
548 162,899
Motorola Solutions, Inc. 831 389,947
Ubiquiti, Inc. 21 8,474
Total 2,887,087
Electronic Equipment, Instruments & Components 0.6%
Arrow Electronics, Inc.
(a)
514 59,907
Jabil, Inc. 949 154,127
Zebra Technologies Corp. Class A
(a)
382 149,721
Total 363,755
IT Services 0.6%
DXC Technology Co.
(a)
1,702 36,967
EPAM Systems, Inc.
(a)
510 129,520
Okta, Inc.
(a)
867 81,689
VeriSign, Inc.
(a)
756 162,540
Total 410,716
Semiconductors & Semiconductor Equipment 0.9%
Allegro MicroSystems, Inc.
(a)
1,159 27,920
Applied Materials, Inc. 644 116,146
Cirrus Logic, Inc.
(a)
509 51,124
MKS Instruments, Inc. 601 68,081
Qorvo, Inc.
(a)
890 73,852
QUALCOMM, Inc. 662 114,480
Skyworks Solutions, Inc. 1,495 132,696
Universal Display Corp. 216 32,383
Total 616,682
Software 1.9%
BILL Holdings, Inc.
(a)
744 71,997
Dropbox, Inc. Class A
(a)
1,599 51,408
Fair Isaac Corp.
(a)
34 63,701
Fortinet, Inc.
(a)
1,101 111,069
Gen Digital, Inc. 5,157 138,775
Nutanix, Inc. Class A
(a)
1,615 111,055
Salesforce, Inc. 1,351 461,637
Uipath, Inc. Class A
(a)
619 8,802
Zoom Communications, Inc.
(a)
2,578 224,131
Total 1,242,575
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co. 12,327 261,209
HP, Inc. 7,018 228,085
NetApp, Inc. 1,083 132,234
Total 621,528
Total Information Technology 6,142,343
Materials  4.2%
Chemicals 1.7%
Ashland, Inc. 475 30,158
CF Industries Holdings, Inc. 1,730 159,523

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2025 (Unaudited)
Columbia Research Enhanced Value ETF | 2025 11
Common Stocks (continued)
Issuer Shares Value ($)
Eastman Chemical Co. 1,116 111,210
FMC Corp. 1,242 69,279
LyondellBasell Industries NV Class A 2,486 188,190
Mosaic Co. (The) 3,024 84,339
NewMarket Corp. 65 32,371
Olin Corp. 1,133 33,186
PPG Industries, Inc. 2,181 251,644
RPM International, Inc. 937 118,624
Scotts Miracle-Gro Co. (The) 394 27,958
Total 1,106,482
Construction Materials 1.0%
CRH PLC 6,545 648,151
Eagle Materials, Inc. 79 20,283
Total 668,434
Containers & Packaging 0.4%
Crown Holdings, Inc. 1,108 97,349
Packaging Corp. of America 839 178,421
Total 275,770
Metals & Mining 1.1%
Nucor Corp. 2,507 321,974
Reliance, Inc. 568 164,436
Steel Dynamics, Inc. 1,534 196,659
Total 683,069
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 192 22,458
Total Materials 2,756,213
Real Estate  4.5%
Diversified REITs 0.2%
WP Carey, Inc. 2,275 127,195
Health Care REITs 0.4%
Healthpeak Properties, Inc. 7,718 159,454
Omega Healthcare Investors, Inc. 2,636 97,690
Total 257,144
Industrial REITs 0.2%
First Industrial Realty Trust, Inc. 1,405 75,013
STAG Industrial, Inc. 1,955 66,822
Total 141,835
Office REITs 0.2%
Cousins Properties, Inc. 1,610 49,153
Highwoods Properties, Inc. 1,110 33,067
Kilroy Realty Corp. 1,235 48,190
Total 130,410
Real Estate Management & Development 1.2%
CBRE Group, Inc. Class A
(a)
3,309 478,945
Jones Lang LaSalle, Inc.
(a)
362 102,373
Zillow Group, Inc. Class A
(a)
519 41,105
Zillow Group, Inc. Class C
(a)
1,751 143,967
Total 766,390
Residential REITs 0.7%
American Homes 4 Rent Class A 3,676 127,300
Camden Property Trust 1,119 127,242
Essex Property Trust, Inc. 686 195,215
Total 449,757
Retail REITs 0.9%
Brixmor Property Group, Inc. 3,247 84,617
NNN REIT, Inc. 1,948 76,732
Simon Property Group, Inc. 2,553 443,864
Total 605,213
Specialized REITs 0.7%
EPR Properties 796 36,696
Gaming and Leisure Properties, Inc. 2,781 134,572
Lamar Advertising Co. Class A 707 89,379
Common Stocks (continued)
Issuer Shares Value ($)
Millrose Properties, Inc. Class A
(a)
823 9,097
Rayonier, Inc. 55 1,438
SBA Communications Corp. 1,168 230,750
Total 501,932
Total Real Estate 2,979,876
Utilities  4.3%
Electric Utilities 2.7%
American Electric Power Co., Inc. 4,828 474,882
Edison International 3,436 185,544
Entergy Corp. 3,849 312,077
Evergy, Inc. 2,031 130,329
Exelon Corp. 9,043 361,720
PG&E Corp. 19,437 304,189
Total 1,768,741
Gas Utilities 0.1%
MDU Resources Group, Inc. 1,859 33,127
National Fuel Gas Co. 829 58,055
Total 91,182
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) 6,542 71,962
Clearway Energy, Inc. Class A 318 7,801
Clearway Energy, Inc. Class C 758 19,655
Total 99,418
Multi-Utilities 1.3%
Ameren Corp. 2,413 227,304
Dominion Energy, Inc. 7,630 424,152
DTE Energy Co. 1,868 223,936
Total 875,392
Total Utilities 2,834,733
Total Common Stocks
(Cost $57,913,223) 65,307,715
Exchange-Traded Equity Funds 0 .4%
Issuer Shares Value ($)
Financials  0.4%
Financial Select Sector SPDR Fund 4,343 223,534
Total Exchange-Traded Equity Funds
(Cost $197,112) 223,534
Money Market Funds 0 .6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.242%
(e)
391,009 391,009
Total Money Market Funds
(Cost $391,009) 391,009
Total Investments in Securities
(Cost $58,501,344) 65,922,258
Other Assets & Liabilities, Net 21,529
Net Assets 65,943,787

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
January 31, 2025 (Unaudited)
12 Columbia Research Enhanced Value ETF | 2025
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
51
—
39
Notes to Portfolio of Investments
(a)
Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2025, the value of these securities amounted to $39, which represents less than 0.01% of net assets.
(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At January 31, 2025, the total market value of these securities amounted to $39, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d)
Valuation based on significant unobservable inputs.
(e)
The rate shown is the seven-day current annualized yield at January 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT305_10_R01_(03/25)
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